Consolidated statement of other comprehensive income - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Net profit (loss) for the period	$ 7,969,394	$ 3,247,480	$ (6,288,979)
Unrealized gain (loss) on hedges:
Cash flow hedge for future exports	(84,837)	461,424	(217,291)
Hedge of a net investment in a foreign operation	57,997	(155,359)	0
Cash flow hedge with derivative instruments	35,768	33,869	(60,083)
Equity instruments measured at fair value:
Unrealized (loss) gain	(7,828)	126,205	(106,911)
Realized (loss) gain	0	(68,497)	(19,405)
Foreign currency translation	(257,147)	(925,981)	5,979,644
Other comprehensive income that will be reclassified to profit or loss, net of tax	(256,047)	(528,339)	5,575,954
Other comprehensive income not to be reclassified to profit or loss in subsequent periods (net of taxes):
Remeasurement (loss) gain on defined benefit plans	(1,548,043)	(1,153,442)	1,404,602
Others (losses) gains	(11,817)	(46,826)	58,643
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(1,559,860)	(1,200,268)	1,463,245
Other comprehensive income for the year, net of tax	(1,815,907)	(1,728,607)	7,039,199
Total comprehensive income for the year, net of tax	6,153,487	1,518,873	750,220
Comprehensive results attributable to:
Owners of parent	5,353,778	784,658	(328,604)
Non-controlling interest	799,709	734,215	1,078,824
Comprehensive income	$ 6,153,487	$ 1,518,873	$ 750,220